New World Fund®
Investment portfolio
July 31, 2023
unaudited

Common stocks 90.78% Financials 14.29%	Shares	Value (000)
Kotak Mahindra Bank, Ltd.	34,906,178	$787,916
HDFC Bank, Ltd.	28,660,320	575,376
AIA Group, Ltd.	57,286,000	568,534
B3 SA - Brasil, Bolsa, Balcao	153,906,899	484,951
Ping An Insurance (Group) Company of China, Ltd., Class H	53,334,600	384,679
Capitec Bank Holdings, Ltd.	3,656,493	366,679
ICICI Bank, Ltd.	13,811,051	167,632
ICICI Bank, Ltd. (ADR)	4,339,430	106,620
XP, Inc., Class A1,2	9,670,007	261,187
Nu Holdings, Ltd., Class A1	32,334,079	257,379
Bank Central Asia Tbk PT	420,989,500	254,743
AU Small Finance Bank, Ltd.	28,669,552	254,405
Mastercard, Inc., Class A	643,536	253,733
Bank Mandiri (Persero) Tbk PT	538,164,100	204,310
Shriram Finance, Ltd.	7,316,439	168,405
Visa, Inc., Class A	705,671	167,759
Bajaj Finance, Ltd.	1,607,000	142,635
Discovery, Ltd.[1]	15,939,974	140,818
Eurobank Ergasias Services and Holdings SA1	80,126,600	139,857
Bank Rakyat Indonesia (Persero) Tbk PT	294,858,900	110,474
PagSeguro Digital, Ltd., Class A1,2	9,492,500	107,835
China Merchants Bank Co., Ltd., Class H	21,089,000	103,973
Bank of the Philippine Islands	49,694,175	103,596
Bank of Baroda	40,321,102	99,125
Edenred SA	1,490,498	96,820
Erste Group Bank AG	2,465,897	93,213
Banco Bilbao Vizcaya Argentaria, SA	10,138,866	80,375
Industrial and Commercial Bank of China, Ltd., Class H	163,734,000	79,779
Grupo Financiero Banorte, SAB de CV, Series O	8,364,821	79,282
UniCredit SpA	3,086,931	78,064
Canara Bank	16,580,176	69,416
Axis Bank, Ltd.	5,850,891	67,857
Alpha Services and Holdings SA1	37,673,000	67,745
Jio Financial Services, Ltd.[1,3]	19,321,068	61,511
Bajaj Finserv, Ltd.	2,660,000	51,690
China Pacific Insurance (Group) Co., Ltd., Class H	19,159,800	51,346
East Money Information Co., Ltd., Class A	22,016,432	49,536
National Bank of Greece SA1	7,038,771	48,447
DBS Group Holdings, Ltd.	1,839,256	47,387
Aon PLC, Class A	144,200	45,928
Max Financial Services, Ltd.[1]	4,346,000	43,051
Ngern Tid Lor PCL, foreign registered shares	65,418,750	41,854
Moody’s Corp.	118,550	41,819
Hong Kong Exchanges and Clearing, Ltd.	931,400	38,909
S&P Global, Inc.	79,038	31,181
Bank of Ningbo Co., Ltd., Class A	7,434,120	30,291
New World Fund — Page 1 of 19

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Euronet Worldwide, Inc.[1]	297,000	$26,097
Prudential PLC	1,741,000	24,186
Postal Savings Bank of China Co., Ltd., Class H2	36,061,000	22,102
China Construction Bank Corp., Class H	30,590,500	17,769
Société Générale	598,543	16,265
TISCO Financial Group PCL, foreign registered shares	4,969,000	14,589
StoneCo, Ltd., Class A1	957,552	13,875
PB Fintech, Ltd.[1]	1,406,817	12,513
Akbank TAS	10,588,813	10,981
Nedbank Group, Ltd.	459,565	6,039
Lufax Holding, Ltd. (ADR)	3,119,400	5,553
Sberbank of Russia PJSC[3]	38,486,552	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	5,963,587	— [4]
		7,678,091
Information technology 13.22%
Microsoft Corp.	4,460,378	1,498,330
Taiwan Semiconductor Manufacturing Company, Ltd.	55,974,800	1,006,341
Broadcom, Inc.	614,441	552,167
ASML Holding NV	730,034	523,503
Apple, Inc.	1,758,750	345,506
NVIDIA Corp.	696,473	325,455
Wolfspeed, Inc.[1]	4,735,477	312,068
SK hynix, Inc.	2,799,297	271,002
Synopsys, Inc.[1]	411,827	186,063
Tata Consultancy Services, Ltd.	4,194,208	174,474
Keyence Corp.	345,700	154,935
Samsung Electronics Co., Ltd.	2,756,276	150,934
ASM International NV	277,139	131,865
SAP SE	885,173	121,072
Cognizant Technology Solutions Corp., Class A	1,648,700	108,864
Micron Technology, Inc.	1,514,846	108,145
Infosys, Ltd. (ADR)	5,096,840	84,913
Infosys, Ltd.	1,237,122	20,392
Capgemini SE	537,644	97,449
Accenture PLC, Class A	298,497	94,430
Tokyo Electron, Ltd.	609,300	90,989
EPAM Systems, Inc.[1]	350,247	82,942
NICE, Ltd. (ADR)[1,2]	325,855	70,988
Xiamen Faratronic Co., Ltd., Class A	3,394,230	64,021
Nokia Corp.	14,580,398	57,359
TE Connectivity, Ltd.	385,000	55,244
Kingdee International Software Group Co., Ltd.[1]	27,870,067	48,458
Applied Materials, Inc.	308,200	46,720
MediaTek, Inc.	1,701,130	37,350
Silergy Corp.	3,430,000	36,017
Trimble, Inc.[1]	616,650	33,176
Coforge, Ltd.	502,623	28,744
Logitech International SA	394,100	27,784
KLA Corp.	52,902	27,189
Hamamatsu Photonics KK	499,900	24,056
Socionext, Inc.	187,500	22,168
Atlassian Corp., Class A1	112,953	20,551
Globant SA1	117,317	20,499
Disco Corp.	94,200	17,640
New World Fund — Page 2 of 19

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
MKS Instruments, Inc.	122,884	$13,415
Canva, Inc.[1,3,5]	10,572	12,911
Intel Corp.	46,214	1,653
		7,107,782
Industrials 13.17%
Airbus SE, non-registered shares	5,537,225	815,694
Safran SA	2,410,471	400,091
General Electric Co.	3,437,859	392,741
Larsen & Toubro, Ltd.	10,851,316	353,758
Shenzhen Inovance Technology Co., Ltd., Class A	34,199,734	339,808
Carrier Global Corp.	5,192,219	309,197
Copa Holdings, SA, Class A	2,569,500	303,252
DSV A/S	1,444,574	289,239
IMCD NV	1,741,009	264,069
Rumo SA	51,439,590	252,806
International Container Terminal Services, Inc.	54,681,000	216,036
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	53,247,400	207,499
Astra International Tbk PT	443,626,900	201,515
Grab Holdings, Ltd., Class A1	52,033,824	199,290
Daikin Industries, Ltd.	785,600	158,429
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	6,587,180	125,508
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	158,266	30,128
Caterpillar, Inc.	576,500	152,871
ZTO Express (Cayman), Inc., Class A (ADR)	5,023,782	139,661
InPost SA1	11,449,180	136,836
TransDigm Group, Inc.	132,060	118,817
Contemporary Amperex Technology Co., Ltd., Class A	3,105,767	103,319
CCR SA, ordinary nominative shares	35,448,218	99,626
BAE Systems PLC	8,177,976	97,752
Boeing Company[1]	371,543	88,743
Thales SA	588,000	87,892
Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,746,217	87,771
Techtronic Industries Co., Ltd.	7,129,500	80,492
Mitsui & Co., Ltd.	1,985,200	77,320
Wizz Air Holdings PLC[1]	2,499,388	76,116
SMC Corp.	136,300	71,041
Siemens AG	416,381	70,952
Bharat Electronics, Ltd.	39,580,870	62,897
Interpump Group SpA	1,149,519	62,538
RTX Corp.	582,000	51,175
Centre Testing International Group Co., Ltd.	17,640,920	49,615
Sociedad Química y Minera de Chile SA, Class B (ADR)[2]	625,985	46,129
Spirax-Sarco Engineering PLC	321,000	45,830
Legrand SA	432,352	43,316
ABB, Ltd.	1,059,474	42,352
TELUS International (Cda), Inc., subordinate voting shares[1]	4,396,903	40,979
Bureau Veritas SA	1,469,400	40,358
Epiroc AB, Class B	2,302,349	39,107
Suzhou Maxwell Technologies Co., Ltd., Class A	1,494,248	38,471
Hitachi, Ltd.	489,200	31,973
Vicor Corp.[1]	230,933	21,308
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,530,452	21,014
GT Capital Holdings, Inc.	1,919,580	19,047
Haitian International Holdings, Ltd.	7,296,000	18,168
New World Fund — Page 3 of 19

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Nidec Corp.	265,400	$15,769
Teleperformance SE	101,000	14,631
Experian PLC	331,200	12,790
Schneider Electric SE	67,017	11,940
		7,077,676
Health care 11.80%
Novo Nordisk AS, Class B	6,946,102	1,119,387
Eli Lilly and Company	1,385,757	629,896
Thermo Fisher Scientific, Inc.	933,182	512,000
Max Healthcare Institute, Ltd.[1,6]	65,088,770	470,783
AstraZeneca PLC	3,242,662	465,502
Abbott Laboratories	2,279,002	253,721
Rede D’Or Sao Luiz SA	32,420,879	246,820
Jiangsu Hengrui Medicine Co., Ltd., Class A	33,416,006	208,442
EssilorLuxottica SA	1,028,068	206,788
BeiGene, Ltd. (ADR)[1]	904,596	193,782
BeiGene, Ltd.[1]	693,600	11,562
Danaher Corp.	716,020	182,628
Revvity, Inc.	1,410,254	173,391
Hypera SA, ordinary nominative shares	16,646,484	152,287
WuXi Biologics (Cayman), Inc.[1]	24,337,815	137,622
Laurus Labs, Ltd.[6]	29,580,977	126,598
Bayer AG	1,987,100	116,101
GE HealthCare Technologies, Inc.	1,479,578	115,407
Innovent Biologics, Inc.[1]	24,577,291	109,038
Zoetis, Inc., Class A	435,733	81,957
Siemens Healthineers AG	1,290,000	74,918
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,726,481	71,506
Legend Biotech Corp. (ADR)[1]	944,640	71,339
Straumann Holding AG	419,870	69,405
Zai Lab, Ltd. (ADR)[1,2]	2,220,043	66,735
CSL, Ltd.	356,332	64,270
WuXi AppTec Co., Ltd., Class H	6,493,583	61,240
Pfizer, Inc.	1,271,117	45,837
Align Technology, Inc.[1]	95,700	36,164
Carl Zeiss Meditec AG, non-registered shares	295,937	34,279
Angelalign Technology, Inc.	2,750,800	27,706
Asahi Intecc Co., Ltd.	1,330,200	27,284
Mettler-Toledo International, Inc.[1]	21,300	26,784
Medtronic PLC	299,384	26,274
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,979,500	25,028
Olympus Corp.	1,275,900	20,775
Shionogi & Co., Ltd.	497,000	20,723
OdontoPrev SA	5,860,874	15,195
Merck KGaA	82,000	14,407
CanSino Biologics, Inc., Class H1,2	3,761,575	14,156
Genus PLC	251,130	7,928
Alcon, Inc.	50,190	4,261
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	3,140
		6,343,066
New World Fund — Page 4 of 19

unaudited
Common stocks (continued) Consumer discretionary 11.17%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	997,445	$930,103
MercadoLibre, Inc.[1]	495,291	613,195
Midea Group Co., Ltd., Class A	52,586,605	436,483
Alibaba Group Holding, Ltd. (ADR)[1]	1,669,602	170,567
Alibaba Group Holding, Ltd.[1]	12,442,100	155,548
Evolution AB	2,278,651	280,978
Galaxy Entertainment Group, Ltd.[1]	38,624,000	280,311
Hermès International	121,582	269,565
Trip.com Group, Ltd. (ADR)[1]	6,233,732	255,832
Jumbo SA	6,149,197	183,495
Eicher Motors, Ltd.	4,323,286	176,903
adidas AG	813,719	164,622
Li Ning Co., Ltd.	26,979,917	162,594
General Motors Company	3,638,500	139,609
Tesla, Inc.[1]	477,175	127,611
YUM! Brands, Inc.	880,990	121,286
Titan Co., Ltd.	2,894,236	105,709
Marriott International, Inc., Class A	511,574	103,241
Kering SA	171,413	98,682
NIKE, Inc., Class B	824,425	91,008
Zhongsheng Group Holdings, Ltd.	25,212,750	88,095
Amadeus IT Group SA, Class A, non-registered shares	1,118,475	80,205
Airbnb, Inc., Class A1	504,521	76,783
H World Group, Ltd. (ADR)[1]	1,499,156	72,019
Naspers, Ltd., Class N	355,489	69,853
Ferrari NV (EUR denominated)	212,236	67,999
IDP Education, Ltd.	3,627,000	60,614
Stellantis NV	2,720,610	55,770
JD.com, Inc., Class A	2,689,445	55,107
Industria de Diseño Textil, SA	1,298,297	49,691
Cie. Financière Richemont SA, Class A	285,982	46,010
Sands China, Ltd.[1]	11,605,200	44,270
Maruti Suzuki India, Ltd.	363,485	43,401
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,100,700	42,232
InterContinental Hotels Group PLC	556,670	41,121
Aptiv PLC[1]	349,840	38,304
Magazine Luiza SA1	42,655,675	30,219
Shangri-La Asia, Ltd.[1]	32,362,000	26,889
Inchcape PLC	2,371,807	24,914
Renault SA	462,500	20,292
Levi Strauss & Co., Class A2	1,320,397	19,898
Booking Holdings, Inc.[1]	6,660	19,786
Flutter Entertainment PLC[1]	98,000	19,492
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	11,176
MakeMyTrip, Ltd., non-registered shares[1]	287,037	8,258
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	7,832
Woolworths Holdings, Ltd.	1,396,881	6,249
The Foschini Group, Ltd.	698,600	4,234
Americanas SA, ordinary nominative shares[1]	11,909,434	2,846
Meituan, Class B1	74,990	1,407
		6,002,308
New World Fund — Page 5 of 19

unaudited
Common stocks (continued) Materials 7.95%	Shares	Value (000)
Vale SA (ADR), ordinary nominative shares	21,934,799	$320,906
Vale SA, ordinary nominative shares	20,014,262	292,717
First Quantum Minerals, Ltd.	19,058,530	565,259
Freeport-McMoRan, Inc.	9,470,290	422,848
Asian Paints, Ltd.	6,910,934	283,781
Linde PLC	693,040	270,750
Sika AG	798,164	247,765
Gerdau SA (ADR)	36,409,832	223,921
Albemarle Corp.	870,919	184,879
Pidilite Industries, Ltd.	5,378,500	171,000
Shin-Etsu Chemical Co., Ltd.	4,064,100	133,666
Barrick Gold Corp.[2]	7,302,776	126,265
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	16,551,226	126,120
LANXESS AG	3,242,438	109,162
Jindal Steel & Power, Ltd.[1]	11,133,104	90,521
Wacker Chemie AG	493,000	76,619
Nutrien, Ltd. (CAD denominated)	1,054,733	72,683
Givaudan SA	20,171	67,981
Glencore PLC	9,082,110	55,195
Arkema SA	510,309	54,964
Loma Negra Compañía Industrial Argentina SA (ADR)[6]	6,442,242	42,905
Shandong Sinocera Functional Material Co., Ltd., Class A	8,522,150	35,464
Fresnillo PLC	4,457,100	35,361
BASF SE	624,345	33,479
Amcor PLC (CDI)	3,046,700	31,331
Corteva, Inc.	523,267	29,528
Grupo México, SAB de CV, Series B	5,433,940	28,245
Wheaton Precious Metals Corp.	604,096	27,082
China Jushi Co., Ltd., Class A	10,844,121	22,518
Guangzhou Tinci Materials Technology Co., Ltd., Class A	4,044,923	20,839
CCL Industries, Inc., Class B, nonvoting shares	380,000	18,218
Umicore SA	545,345	16,141
OCI NV	564,000	16,049
DSM-Firmenich AG	126,000	13,923
Polymetal International PLC[1]	1,096,500	3,026
Alrosa PJSC[1,3]	15,128,747	— [4]
		4,271,111
Consumer staples 6.31%
Kweichow Moutai Co., Ltd., Class A	1,802,283	474,249
ITC, Ltd.	60,617,650	343,223
Bunge, Ltd.	1,942,000	211,037
Varun Beverages, Ltd.	19,613,495	191,822
Nestlé SA	1,555,277	190,617
Monster Beverage Corp.[1]	2,974,664	171,013
Constellation Brands, Inc., Class A	571,000	155,769
Arca Continental, SAB de CV	13,802,000	138,275
Ajinomoto Co., Inc.	3,214,343	125,103
Raia Drogasil SA, ordinary nominative shares	18,396,872	112,706
Carlsberg A/S, Class B	717,838	107,664
Philip Morris International, Inc.	1,051,419	104,847
Kao Corp.	2,658,500	100,947
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	42,760,185	100,408
Pernod Ricard SA	441,200	97,311
Anheuser-Busch InBev SA/NV	1,426,880	81,659
New World Fund — Page 6 of 19

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
DINO POLSKA SA, non-registered shares[1]	684,000	$76,209
Avenue Supermarts, Ltd.[1]	1,436,238	65,532
British American Tobacco PLC	1,936,413	64,998
Dabur India, Ltd.	7,943,195	55,589
Uni-Charm Corp.	1,294,000	47,907
Japan Tobacco, Inc.	1,996,900	44,257
L’Oréal SA, non-registered shares	93,065	43,304
Mondelez International, Inc.	507,943	37,654
JBS SA	8,674,149	34,449
Essity Aktiebolag, Class B	1,373,911	34,053
Danone SA	511,049	31,202
United Spirits, Ltd.[1]	2,241,000	27,678
JD Health International, Inc.[1,2]	3,522,350	25,428
Proya Cosmetics Co., Ltd., Class A	1,477,352	23,328
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,372,522	21,849
Reckitt Benckiser Group PLC	285,400	21,383
Wuliangye Yibin Co., Ltd., Class A	787,086	19,934
BIM Birlesik Magazalar AS, non-registered shares	758,282	6,082
Clicks Group, Ltd.	273,230	4,286
X5 Retail Group NV (GDR)[1,3]	1,246,331	— [4]
		3,391,772
Communication services 6.19%
Alphabet, Inc., Class C1	2,512,615	334,454
Alphabet, Inc., Class A1	1,241,770	164,808
Bharti Airtel, Ltd.	40,665,260	439,983
Bharti Airtel, Ltd., interim shares	1,085,032	6,489
MTN Group, Ltd.	47,435,751	371,476
Tencent Holdings, Ltd.	7,611,500	345,884
Meta Platforms, Inc., Class A1	885,714	282,188
Sea, Ltd., Class A (ADR)[1]	3,278,530	218,088
Netflix, Inc.[1]	424,597	186,385
NetEase, Inc.	5,436,500	118,156
NetEase, Inc. (ADR)	402,647	43,784
América Móvil, SAB de CV, Class B (ADR)	6,422,177	134,352
Telefónica, SA, non-registered shares	30,129,668	128,436
TIM SA	27,650,175	83,849
Vodafone Group PLC	67,462,979	64,440
Singapore Telecommunications, Ltd.	31,724,000	63,460
Indus Towers, Ltd.[1]	25,251,822	52,807
Yandex NV, Class A1	3,295,323	51,242
Activision Blizzard, Inc.	516,075	47,871
Informa PLC	4,482,741	43,619
Saudi Telecom Co., non-registered shares	3,345,010	37,805
Telefônica Brasil SA, ordinary nominative shares	3,304,768	29,429
SoftBank Group Corp.	548,800	27,937
JCDecaux SE1	1,369,700	25,677
Telkom Indonesia (Persero) Tbk PT, Class B	89,728,400	22,135
		3,324,754
Energy 3.71%
Reliance Industries, Ltd.	19,321,068	598,845
TotalEnergies SE	5,331,439	323,930
Baker Hughes Co., Class A	5,638,012	201,784
Exxon Mobil Corp.	1,250,461	134,099
New World Fund — Page 7 of 19

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Woodside Energy Group, Ltd.	4,321,209	$110,268
Hess Corp.	630,000	95,590
New Fortress Energy, Inc., Class A2	2,994,095	85,481
Cheniere Energy, Inc.	501,000	81,092
BP PLC	12,633,403	78,309
Saudi Arabian Oil Co.	8,043,095	69,463
Schlumberger NV	1,155,800	67,429
Chevron Corp.	369,795	60,521
Shell PLC (GBP denominated)	1,324,432	40,215
Borr Drilling, Ltd.[1]	1,948,126	17,104
Borr Drilling, Ltd. (NOK denominated)[1]	1,977,439	16,848
INPEX Corp.	711,500	9,165
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	5,061
Gazprom PJSC[3]	13,623,686	— [4]
Rosneft Oil Co. PJSC[3]	8,335,580	— [4]
		1,995,204
Real estate 1.76%
Macrotech Developers, Ltd.	38,745,336	357,711
China Resources Mixc Lifestyle Services, Ltd.	21,197,600	101,926
Aliansce Sonae Shopping Centers SA, ordinary nominative shares	19,796,458	101,771
CK Asset Holdings, Ltd.	15,623,500	90,148
American Tower Corp. REIT	464,425	88,385
ESR Group, Ltd.	40,373,574	70,405
Longfor Group Holdings, Ltd.[2]	18,304,000	48,700
KE Holdings, Inc., Class A (ADR)[1]	2,427,725	42,291
CTP NV2	2,124,121	29,147
Country Garden Services Holdings Co., Ltd.[2]	10,982,000	12,364
Sun Hung Kai Properties, Ltd.	362,000	4,528
Ayala Land, Inc.	2,927,300	1,460
		948,836
Utilities 1.21%
ENN Energy Holdings, Ltd.	28,506,400	342,673
AES Corp.	6,117,229	132,316
Power Grid Corporation of India, Ltd.	20,979,890	67,864
China Resources Gas Group, Ltd.	12,553,600	43,300
Enel SpA	5,602,556	38,635
Engie SA	1,487,329	24,386
China Gas Holdings, Ltd.	992,600	1,106
		650,280
Total common stocks (cost: $33,194,295,000)		48,790,880
Preferred securities 0.66% Financials 0.30%
Banco Bradesco SA, preferred nominative shares	25,758,734	90,752
Itaú Unibanco Holding SA (ADR), preferred nominative shares	7,100,104	42,672
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	30,251
		163,675
New World Fund — Page 8 of 19

unaudited
Preferred securities (continued) Consumer discretionary 0.19%	Shares	Value (000)
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	657,527	$80,392
Getir BV, Series D, preferred shares[1,3,5]	103,205	21,729
		102,121
Real estate 0.15%
QuintoAndar, Ltd., Series E, preferred shares[1,3,5]	433,164	62,263
QuintoAndar, Ltd., Series E-1, preferred shares[1,3,5]	113,966	16,381
		78,644
Health care 0.01%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	682,967	6,999
Industrials 0.01%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	2,292,541	4,669
Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,3,5]	925	1,130
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,5]	38	46
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,5]	3	4
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,5]	2	2
		1,182
Total preferred securities (cost: $339,140,000)		357,290
Rights & warrants 0.09% Health care 0.06%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,7]	2,940,463	29,488
Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,7]	1,934,670	16,058
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	329,878	407
		16,465
Materials 0.00%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,7]	485,986	2,022
Total rights & warrants (cost: $51,928,000)		47,975
Bonds, notes & other debt instruments 3.71% Bonds & notes of governments & government agencies outside the U.S. 3.36%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD7,900	7,094
Angola (Republic of) 8.00% 11/26/2029[7]	13,202	11,722
Angola (Republic of) 8.75% 4/14/2032[7]	6,950	6,120
Argentine Republic 1.00% 7/9/2029	3,656	1,237
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[8]	38,841	13,490
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[8]	32,148	10,050
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[8]	10,333	3,738
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]	43,070	14,043
Brazil (Federative Republic of) 0% 1/1/2024	BRL116,000	23,309
Brazil (Federative Republic of) 10.00% 1/1/2025	87,400	18,306
New World Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 7/1/2025	BRL90,900	$15,910
Brazil (Federative Republic of) 10.00% 1/1/2027	147,000	30,854
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	443,204	97,258
Brazil (Federative Republic of) 10.00% 1/1/2029	148,700	30,763
Brazil (Federative Republic of) 10.00% 1/1/2031	138,500	28,302
Brazil (Federative Republic of) 10.00% 1/1/2033	221,900	44,846
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	24,760	5,654
Chile (Republic of) 6.00% 4/1/2033	CLP17,935,000	22,617
Chile (Republic of) 5.30% 11/1/2037	7,520,000	8,922
Chile (Republic of) 4.34% 3/7/2042	USD9,265	8,210
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY520,290	74,024
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	180,000	25,697
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	492,410	77,770
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	55,000	7,820
Colombia (Republic of) 3.00% 1/30/2030	USD511	411
Colombia (Republic of) 3.25% 4/22/2032	11,800	9,063
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,731
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,245
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,886
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP45,000,000	9,638
Colombia (Republic of), Series B, 13.25% 2/9/2033	181,794,600	54,572
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,691
Czech Republic 1.25% 2/14/2025	CZK500,000	21,658
Dominican Republic 8.625% 4/20/2027[7]	USD4,950	5,191
Dominican Republic 6.00% 7/19/2028[7]	4,360	4,285
Dominican Republic 11.375% 7/6/2029	DOP195,700	3,787
Dominican Republic 4.50% 1/30/2030[7]	USD2,307	2,051
Dominican Republic 13.625% 2/3/2033	DOP126,550	2,789
Dominican Republic 6.00% 2/22/2033[7]	USD3,295	3,106
Dominican Republic 5.875% 1/30/2060[7]	10,273	8,167
Dominican Republic 5.875% 1/30/2060	18,230	14,493
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,073
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD2,350	1,465
Egypt (Arab Republic of) 7.625% 5/29/2032[7]	7,060	4,591
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,301
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	2,939
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	1,612
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	4,264
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	7,510	4,264
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	9,400	6,510
European Bank for Reconstruction & Development 5.15% 2/16/2024	INR43,200	520
Gabonese Republic 7.00% 11/24/2031	USD7,500	6,375
Georgia (Republic of) 2.75% 4/22/2026[7]	4,995	4,512
Ghana (Republic of) 7.75% 4/7/2029[7,10]	15,000	6,881
Ghana (Republic of) 8.125% 3/26/2032[10]	16,010	7,376
Honduras (Republic of) 6.25% 1/19/2027	14,463	13,342
Honduras (Republic of) 5.625% 6/24/2030	6,669	5,502
Honduras (Republic of) 5.625% 6/24/2030[7]	5,600	4,620
Hungary (Republic of) 6.25% 9/22/2032[7]	6,200	6,381
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF4,000,000	10,676
Hungary (Republic of), Series A, 6.75% 10/22/2028	8,000,000	22,002
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,851
Indonesia (Republic of) 7.125% 6/15/2038	IDR500,000,000	35,356
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	723,849,000	48,867
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	200,000,000	13,772
New World Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR418,880,000	$29,259
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR1,198,000	14,476
International Finance Corp. 6.30% 11/25/2024	542,770	6,535
Kenya (Republic of) 6.875% 6/24/2024[7]	USD5,175	4,954
Kenya (Republic of) 8.25% 2/28/2048[7]	14,520	11,424
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR49,000	10,993
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	32,000	7,147
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	66,000	14,480
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	126,039	30,677
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,193
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	14,677
Mongolia (State of) 8.75% 3/9/2024	2,425	2,449
Mongolia (State of) 3.50% 7/7/2027	728	626
Mongolia (State of) 8.65% 1/19/2028[7]	4,951	5,088
Mongolia (State of) 4.45% 7/7/2031	400	317
Morocco (Kingdom of) 5.95% 3/8/2028[7]	4,231	4,270
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[8]	9,800	7,758
Oman (Sultanate of) 5.375% 3/8/2027	4,374	4,323
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,179
Oman (Sultanate of) 6.25% 1/25/2031[7]	4,189	4,313
Oman (Sultanate of) 6.75% 1/17/2048	8,950	8,884
Oman (Sultanate of) 7.00% 1/25/2051	10,460	10,692
Panama (Republic of) 3.75% 4/17/2026	4,590	4,355
Panama (Republic of) 4.50% 4/16/2050	4,525	3,522
Panama (Republic of) 4.30% 4/29/2053	6,400	4,799
Panama (Republic of) 6.853% 3/28/2054	9,000	9,443
Panama (Republic of) 4.50% 1/19/2063	2,430	1,806
Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,353
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,292
Peru (Republic of) 3.00% 1/15/2034	5,715	4,710
Peru (Republic of) 6.55% 3/14/2037	10,417	11,629
Peru (Republic of) 5.625% 11/18/2050	1,240	1,267
Peru (Republic of) 3.55% 3/10/2051	4,900	3,643
Peru (Republic of) 2.78% 12/1/2060	10,795	6,531
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]	3,400	3,131
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	3,400	3,095
Philippines (Republic of) 3.95% 1/20/2040	11,700	10,149
Poland (Republic of) 4.875% 10/4/2033	8,680	8,592
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN131,000	30,261
Qatar (State of) 4.50% 4/23/2028[7]	USD21,300	21,325
Qatar (State of) 3.75% 4/16/2030[7]	6,200	5,960
Romania 2.00% 1/28/2032	EUR18,275	15,137
Romania 2.00% 4/14/2033	7,080	5,654
Romania 5.125% 6/15/2048[7]	USD9,300	8,164
Russian Federation 5.25% 6/23/2047[10]	11,200	3,808
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]	9,400	9,348
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	12,982
South Africa (Republic of) 5.875% 6/22/2030	USD7,700	7,241
South Africa (Republic of) 5.875% 4/20/2032	8,700	7,999
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR881,900	40,151
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	859,200	40,040
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	397,400	17,361
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[10]	USD3,380	1,574
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[10]	5,130	2,370
Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[10]	16,820	7,828
New World Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[10]	USD5,360	$2,430
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[7,10]	7,500	3,405
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[10]	4,740	2,152
Thailand (Kingdom of) 2.875% 12/17/2028	THB238,300	7,126
Thailand (Kingdom of) 3.45% 6/17/2043	286,200	8,907
Tunisia (Republic of) 5.625% 2/17/2024	EUR16,655	15,740
Tunisia (Republic of) 5.75% 1/30/2025	USD8,645	6,086
Turkey (Republic of) 5.875% 6/26/2031	12,630	11,049
Ukraine 8.994% 2/1/2026[10]	5,771	1,886
Ukraine 7.75% 9/1/2029[10]	28,014	8,887
Ukraine 9.75% 11/1/2030[10]	6,200	1,975
Ukraine 7.375% 9/25/2034[10]	29,200	8,798
United Mexican States 4.75% 3/8/2044	13,300	11,493
United Mexican States 3.75% 4/19/2071	10,285	6,861
United Mexican States, Series M, 7.50% 6/3/2027	MXN292,750	16,513
United Mexican States, Series M20, 8.50% 5/31/2029	760,000	44,705
United Mexican States, Series M, 7.75% 5/29/2031	1,743,000	97,788
United Mexican States, Series M, 7.50% 5/26/2033	980,300	53,516
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD870	52
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	15,668	940
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	12,912	807
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[10]	1,162	107
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	4,062	376
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[10]	1,741	152
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[10]	870	80
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[10]	2,321	221
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	4,346	391
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[10]	1,449	134
Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[10]	18,851	1,697
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	1,448	127
		1,807,207
Corporate bonds, notes & loans 0.35% Financials 0.07%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	7,517	6,476
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	5,200	5,299
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,127
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	8,300	7,260
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	9,000	9,422
		34,584
Utilities 0.05%
AES Panama Generation Holdings SRL 4.375% 5/31/2030[7]	3,454	3,001
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	2,062	1,681
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	363
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]	3,679	2,841
State Grid Europe Development (2014) PLC 3.125% 4/7/2025	21,200	20,401
		28,287
New World Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.05%	Principal amount (000)	Value (000)
Oleoducto Central SA 4.00% 7/14/2027[7]	USD3,450	$3,079
Petrobras Global Finance BV 6.85% 6/5/2115	4,340	3,865
Petroleos Mexicanos 6.875% 8/4/2026	8,024	7,479
Petroleos Mexicanos 6.49% 1/23/2027	6,488	5,787
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,840
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	8,300	5,792
		27,842
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	4,825
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	4,944
Arcos Dorados BV 6.125% 5/27/2029	6,375	6,175
MercadoLibre, Inc. 3.125% 1/14/2031	8,275	6,653
Sands China, Ltd. 4.875% 6/18/2030	2,675	2,440
		25,037
Communication services 0.04%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN129,800	7,763
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD4,446	3,081
PLDT, Inc. 2.50% 1/23/2031	2,590	2,133
Tencent Holdings, Ltd. 3.975% 4/11/2029	6,300	5,870
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	7,100	4,591
		23,438
Materials 0.03%
Braskem Idesa SAPI 7.45% 11/15/2029	8,100	5,572
Braskem Idesa SAPI 7.45% 11/15/2029[7]	3,564	2,451
Braskem Idesa SAPI 6.99% 2/20/2032[7]	4,000	2,583
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[7]	7,555	6,848
		17,454
Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031[7]	7,700	5,709
MARB BondCo PLC 3.95% 1/29/2031	4,300	3,188
NBM US Holdings, Inc. 6.625% 8/6/2029[5]	6,150	5,731
		14,628
Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]	4,520	3,923
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]	1,370	1,344
Mexico City Airport Trust 4.25% 10/31/2026	6,200	5,944
		11,211
Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028	702	653
Rede D’Or Finance SARL 4.50% 1/22/2030	6,323	5,496
		6,149
Total corporate bonds, notes & loans		188,630
Total bonds, notes & other debt instruments (cost: $2,116,208,000)		1,995,837
New World Fund — Page 13 of 19

unaudited
Short-term securities 4.75% Money market investments 4.66%		Shares	Value (000)
Capital Group Central Cash Fund 5.26%[6,11]		25,034,972	$2,503,247
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 5.26%[6,11,12]		197,995	19,797
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.18%[11,12]		4,523,575	4,524
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.15%[11,12]		2,600,000	2,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.15%[11,12]		2,600,000	2,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.16%[11,12]		2,600,000	2,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.19%[11,12]		1,900,000	1,900
Fidelity Investments Money Market Government Portfolio, Class I 5.16%[11,12]		1,500,000	1,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.15%[11,12]		1,500,000	1,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%[11,12]		1,500,000	1,500
			38,521
Bills & notes of governments & government agencies outside the U.S. 0.02%	Weighted average yield at acquisition	Principal amount (000)
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	21.089%	LKR1,473,000	4,345
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	21.828	1,391,000	4,316
			8,661
Total short-term securities (cost: $2,550,936,000)			2,550,429
Total investment securities 99.99% (cost: $38,252,507,000)			53,742,411
Other assets less liabilities 0.01%			4,326
Net assets 100.00%			$53,746,737
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,870	9/29/2023	USD379,668	$(5,784)
10 Year Euro-Bund Futures	Short	162	9/7/2023	(23,690)	448
10 Year Ultra U.S. Treasury Note Futures	Short	693	9/20/2023	(81,070)	1,945
					$(3,391)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	15,990	EUR	14,275	Morgan Stanley	8/24/2023	$274
USD	32,766	EUR	29,434	Citibank	8/25/2023	359
PLN	124,000	USD	29,393	JPMorgan Chase	8/30/2023	1,509
New World Fund — Page 14 of 19

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2023 (000)
Currency purchased (000)		Currency sold (000)
CZK	325,600	USD	14,724	Citibank	8/30/2023	$241
HUF	7,800,000	USD	21,943	Citibank	8/30/2023	35
MYR	6,001	USD	1,310	BNP Paribas	9/8/2023	25
USD	13,213	MYR	60,300	Standard Chartered Bank	9/8/2023	(200)
USD	17,478	MYR	80,190	Standard Chartered Bank	9/8/2023	(359)
USD	37,106	MYR	171,000	Standard Chartered Bank	9/8/2023	(932)
USD	15,612	IDR	230,000,000	Citibank	11/8/2023	410
USD	9,482	BRL	53,000	JPMorgan Chase	1/2/2024	(1,474)
						$(112)
Investments in affiliates6

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Common stocks 1.19%
Health care 1.11%
Max Healthcare Institute, Ltd.[1]	$372,684	$14,546	$35,717	$8,847	$110,423	$470,783	$—	$—
Laurus Labs, Ltd.	152,173	8,185	—	—	(33,760)	126,598	692	—
						597,381
Materials 0.08%
Loma Negra Compañía Industrial Argentina SA (ADR)	50,584	—	7,394	(6,335)	6,050	42,905	4,187	2,584
Real estate 0.00%
BR Malls Participações SA, ordinary nominative shares[13]	97,602	—	78,711	(26,702)	7,811	—	—	—
Total common stocks						640,286
Short-term securities 4.70%
Money market investments 4.66%
Capital Group Central Cash Fund 5.26%[11]	3,698,287	3,863,141	5,058,563	265	117	2,503,247	95,184	—
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 5.26%[11,12]	163,858		144,061 [14]			19,797	— [15]	—
Total short-term securities						2,523,044
Total 5.89%				$(23,925)	$90,641	$3,163,330	$100,063	$2,584
New World Fund — Page 15 of 19

unaudited
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,3]	5/26/2021	$69,742	$62,263	.12%
QuintoAndar, Ltd., Series E-1, preferred shares[1,3]	12/20/2021	23,284	16,381.03
Getir BV, Series D, preferred shares[1,3]	5/27/2021	46,500	21,729.04
Canva, Inc.[1,3]	8/26/2021-11/4/2021	18,022	12,911.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	1,577	1,130	.00 [16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	65	46	.00 [16]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	5	4	.00 [16]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	3	2	.00 [16]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,937	5,731.01
Total		$165,135	$120,197	.22%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $189,664,000, which represented .35% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $120,197,000, which represented .22% of the net assets of the fund.

[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,897,000, which represented .50% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 7/31/2023.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Affiliated issuer during the reporting period but no longer held at 7/31/2023.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $448,995,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $76,419,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,616,580	$—	$61,511	$7,678,091
Information technology	7,094,871	—	12,911	7,107,782
Industrials	7,077,676	—	—	7,077,676
Health care	6,343,066	—	—	6,343,066
Consumer discretionary	6,002,308	—	—	6,002,308
Materials	4,271,111	—	— *	4,271,111
Consumer staples	3,391,772	—	— *	3,391,772
Communication services	3,273,512	51,242	—	3,324,754
Energy	1,995,204	—	— *	1,995,204
Real estate	948,836	—	—	948,836
Utilities	650,280	—	—	650,280
Preferred securities	255,735	—	101,555	357,290
Rights & warrants	407	47,568	—	47,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,807,207	—	1,807,207
Corporate bonds, notes & loans	—	188,630	—	188,630
Short-term securities	2,541,768	8,661	—	2,550,429
Total	$51,463,126	$2,103,308	$175,977	$53,742,411

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,393	$—	$—	$2,393
Unrealized appreciation on open forward currency contracts	—	2,853	—	2,853
Liabilities:
Unrealized depreciation on futures contracts	(5,784)	—	—	(5,784)
Unrealized depreciation on open forward currency contracts	—	(2,965)	—	(2,965)
Total	$(3,391)	$(112)	$—	$(3,503)
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 18 of 19

unaudited

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-036-0923O-S96443
New World Fund — Page 19 of 19